Related Party Transactions (Details Textual) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 09, 2018	Dec. 18, 2017	Sep. 13, 2017	Sep. 01, 2017	Mar. 22, 2017	Jan. 31, 2017	Aug. 31, 2018	Jan. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Feb. 22, 2017	Nov. 30, 2016
Related Party Transactions (Textual)
Amount due to related parties									$ 22,275			$ 22,275
Common stock issues value										$ 8,951,929	$ 9,000,290
Employees and One Non Employee [Member]
Related Party Transactions (Textual)
Vesting term										3 years
New Office Facilities [Member] | Long Beach, New York [Member]
Related Party Transactions (Textual)
Additional monthly rental payments									$ 7,425	$ 7,425
Agreement term									30 days	30 days
Common Stock [Member]
Related Party Transactions (Textual)
Number of shares issued										64,072,001	58,463,770
Number of shares issued for brokerage										456,735	593,557
Common stock issues value										$ 6,407	$ 5,846
Accumulated Deficit [Member]
Related Party Transactions (Textual)
Common stock issues value
Additional Paid-In Capital [Member]
Related Party Transactions (Textual)
Common stock issues value										8,945,522	8,994,444
Accumulated Other Comprehensive Income [Member]
Related Party Transactions (Textual)
Common stock issues value
Network 1 Financial Securities, Inc. [Member]
Related Party Transactions (Textual)
Cash fee										$ 710,000	$ 710,000
Number of shares issued										38,461,500	38,461,500
Number of shares issued for brokerage										4,450,000	4,450,000
Commission rate										8.00%
Network 1 Financial Securities, Inc. [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Number of shares issued										2,200,000
Network 1 Financial Securities, Inc. [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued										1,153,846	1,153,846
Warrant term										5 years	5 years
Stock issued price per share (in dollars per share)										$ 0.143	$ 0.143
Two Employee [Member]
Related Party Transactions (Textual)
Number of shares issued						1,250,000
Network1FinancialSecuritiesIncMember | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued										2,470,000
Warrant term										5 years
Common stock issues value										$ 659,000
Exercise price										$ 0.165
Granted										$ 314,000
Mr.Stern [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Number of shares issued							6,666,667
August 2018 Accredited Investors [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Number of shares issued on conversion										1,600,000
August 2018 Accredited Investors [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued on conversion										3,500,000
Exercise price (in dollars per share)										$ 0.05	$ 0.05
Bridgeworks LLC [Member]
Related Party Transactions (Textual)
Lease expenses										$ 89,100	$ 71,950
Service Provider [Member]
Related Party Transactions (Textual)
Number of shares issued for brokerage										456,735
Mr. Philip D. Beck [Member]
Related Party Transactions (Textual)
Consulting services											$ 34,964
Confidential Settlement Agreement and General Release [Member] | Mr. Douglas Solomon [Member]
Related Party Transactions (Textual)
Professional fees			$ 8,048							$ 160,000
Number of shares vested				20,000,000
Subscription Agreements [Member] | Warrant1Member
Related Party Transactions (Textual)
Number of shares issued							2,470,000
Warrant term							5 years
Stock issued price per share (in dollars per share)							$ 0.165
Common stock issues value							$ 314,000
Subscription Agreements [Member] | Network 1 Financial Securities, Inc. [Member]
Related Party Transactions (Textual)
Cash fee					$ 240,000
Number of shares issued					1,000,000
Subscription Agreements [Member] | Several Accredited Investors (the "March 2017 Accredited Investors") [Member]
Related Party Transactions (Textual)
Number of shares issued					20,000,000
Common stock issues value					$ 4,000,000
Subscription Agreements [Member] | Herbert Selzer [Member]
Related Party Transactions (Textual)
Additional number of shares issued													500,000
Subscription Agreements [Member] | Network1FinancialSecuritiesIncMember
Related Party Transactions (Textual)
Cash fee							$ 629,000
Subscription Agreements [Member] | August 2018 Accredited Investors [Member]
Related Party Transactions (Textual)
Number of shares issued							64,072,000
Common stock issues value							$ 9,611,000
Subscription Agreements [Member] | Mr. Theodore Stern [Member]
Related Party Transactions (Textual)
Additional number of shares issued											2,000,000
Subscription Agreements [Member] | December 2017 Accredited Investors [Member]
Related Party Transactions (Textual)
Cash fee		$ 350,000
Number of shares issued		38,464,000
Common stock issues value		$ 5,000,000
Subscription Agreements [Member] | December 2017 Accredited Investors [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued		1,153,846
Warrant term		5 years
Stock issued price per share (in dollars per share)		$ 0.143
Common stock issues value		$ 181,154
Conversion Agreements [Member]
Related Party Transactions (Textual)
Face amount														$ 300,000
Conversion Agreements [Member] | Vista Associates [Member]
Related Party Transactions (Textual)
Total debt						$ 40,000		$ 40,000
Number of shares issued on conversion						1,537,778
Conversion Agreements [Member] | Several Accredited Investor [Member]
Related Party Transactions (Textual)
Number of shares issued on conversion						84,822,000
Conversion Agreements [Member] | Herbert Selzer [Member]
Related Party Transactions (Textual)
Total debt						$ 150,000		$ 150,000
Number of shares issued on conversion						1,753,500
Conversion Agreements [Member] | Several Accredited Investors (the "Investors") [Member]
Related Party Transactions (Textual)
Number of shares issued on conversion								84,822,006
Exercise price (in dollars per share)						$ 0.10		$ 0.10
Securities Purchase Agreement [Member] | Network 1 Financial Securities, Inc. [Member]
Related Party Transactions (Textual)
Number of shares issued for brokerage						1,200,000
Agency Agreement [Member] | Mr. Douglas Solomon [Member]
Related Party Transactions (Textual)
Professional fees										$ 84,000	$ 54,000
Description of non-exclusive sales agency										A non- exclusive sales agent for the Company’s products on an as needed basis for a term of three years in consideration of sales commissions.
Restricted Stock Purchase Agreements [Member] | Mr. Philip D. Beck [Member]
Related Party Transactions (Textual)
Number of shares issued						15,000,000
Stock issued price per share (in dollars per share)						$ 0.0001		0.0001
Exercise price (in dollars per share)						$ 0.10		0.10
Vesting term						10 years
Restricted Stock Purchase Agreements [Member] | Mr. Stuart P. Stoller [Member]
Related Party Transactions (Textual)
Number of shares issued						5,000,000
Stock issued price per share (in dollars per share)						$ 0.0001		0.0001
Exercise price (in dollars per share)						$ 0.10		$ 0.10
Vesting term						10 years
Senior Unsecured Note [Member]
Related Party Transactions (Textual)
Face amount	$ 3,000,000					$ 3,000,000		$ 3,000,000
Number of shares issued								4,500,000		1,500,000
Loan interest expense	158,000							$ 275,000	$ 59,000	$ 284,000
Warrant term								2 years
Common stock issues value								$ 1,147,500		$ 420,000
Debt repayment	$ 1,000,000
12% Promissory Notes Due in January 2017 [Member]
Related Party Transactions (Textual)
Face amount															$ 13,609